Long Term Loans - Summary of Long-term Loans (Detail) $ in Millions, $ in Millions	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Disclosure of detailed information about borrowings [Line Items]
Less: Current portion	$ (1,600)	$ (57)	$ 0
Non-current portion of non-current borrowings	0	$ 0	1,600
Long-term loans [Member]
Disclosure of detailed information about borrowings [Line Items]
Secured loans	1,600		1,600
Less: Current portion	$ (1,600)
Non-current portion of non-current borrowings			$ 1,600
Long-term loans [Member] | Secured loans [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rates of loans	0.72%	0.72%	0.92%